Contingencies (Tobacco-Related Litigation) (Narrative) (Details)	Dec. 31, 2013 Final Resolution In Favor Of Company [Member] litigation_case	Dec. 31, 2013 Case Decided In Favor Of Plaintiff [Member] litigation_case	Dec. 31, 2013 Case Decided In Favor Of Plaintiff [Member] Cases Remaining On Appeal [Member] litigation_case	Dec. 31, 2013 Case Decided In Favor Of Plaintiff [Member] Final Resolution In Favor Of Company [Member] litigation_case	Dec. 31, 2013 Individual Lights Cases Small Claims Court [Member] Italy [Member] Cases With Costs [Member] USD ($) litigation_case	Dec. 31, 2013 Individual Lights Cases Small Claims Court [Member] Italy [Member] Cases With Costs [Member] EUR (€)
Loss Contingencies [Line Items]
Payments For Resolution Of Litigation					$ 1,900	€ 1,400
Number of cases decided	416			8
Number of cases decided		10
Cases brought against PM			2		1	1